Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 5,711,500	₩ 6,043,269
Investment Property And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 5,323,071